Note 10 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	2022	2021
Current:
Federal	$(2)	$(3)
State	96	92
Total current income taxes	94	89
Deferred:
Federal	-	-
State	-	-
Total deferred income taxes	-	-
Total provision for income taxes	$94	$89

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2022	2021
Deferred tax assets:
Accounts receivable, allowance for doubtful accounts	$65	$66
Reserves not deductible until paid	7	4
Net operating loss carryforwards
Federal	2,081	2,168
State	494	883
Federal tax credit	1,041	877
Operating lease liabilities	345	402
Section 163(j) business interest expense carryforward	269	-
Other	37	92
Gross deferred tax assets	4,339	4,492
Less valuation allowance	(2,488)	(2,351)
Deferred tax assets net of valuation allowance	$1,851	$2,141

Deferred tax liabilities:
Property and equipment	$(1,498)	$(1,731)
Operating lease right of use assets	(345)	(402)
Gross deferred tax liabilities	$(1,843)	$(2,133)
Net deferred tax asset	$8	$8

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2022	2021
Income (loss) before income taxes	$(886)	$1,736
Less net loss attributable to non-controlling interest in subsidiary	(397)	(324)
Income (loss) before income taxes attributable to
Avalon Holdings Corporation common shareholders	(489)	2,060
Federal statutory rate	21%	21%
Computed Federal provision (benefit) for income taxes	(103)	433
State income taxes, net of federal income tax benefits	76	71
Change in valuation allowance	137	82
Increase in available federal tax credit	(164)	(144)
Other nondeductible expenses	39	38
Other nontaxable income	-	(411)
Adjustment to deferred tax balances	109	20
Total provision for income taxes	$94	$89